Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax disaggregated between the Partnership and the Predecessors are as follows:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Partnership:
U.S. federal	$—	$—	$—
U.S. state and local	1.2	0.8	—
Total Partnership income tax	1.2	0.8	—
Predecessors:
U.S. federal	$7.5	$(1.1)	$21.4
U.S. state and local	1.8	2.1	1.9
Total Predecessors' income tax	9.3	1.0	23.3
Total income tax	$10.5	$1.8	$23.3

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of Partnership income tax expense at the U.S. statutory rate is as follows:

	Years Ended December 31,
	2014		2013
	(Dollars in millions)
Income tax expense at U.S. statutory rate of 35 percent	$25.4	35.0%	$35.1	35.0%
Increase (reduction) in income taxes resulting from:
Partnership income not subject to tax	(25.4)	(35.0)%	(35.1)	(35.0)%
State and local tax for Middletown and Granite City Operations	1.1	1.5%	0.5	0.5%
Other	0.1	0.2%	0.3	0.3%
	$1.2	1.7%	$0.8	0.8%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that comprise the net deferred income tax asset are as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Deferred tax assets:
Federal and state credit carryforward	$77.8	$85.9
Federal net operating loss	49.5	48.9
State and local net operating loss	8.7	11.5
Other liabilities not yet deductible	3.3	3.0
Total deferred tax assets	139.3	149.3
Less valuation allowance	(3.6)	(3.2)
Deferred tax asset, net	135.7	146.1
Deferred tax liabilities:
Properties, plants and equipment	(112.8)	(113.3)
Other liabilities	(0.7)	—
Total deferred tax liabilities	(113.5)	(113.3)
Net deferred tax asset	$22.2	$32.8

The net deferred income tax asset is classified in the combined and consolidated balance sheets as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Current asset	$0.6	$0.8
Noncurrent asset	21.6	32.0
Net deferred tax asset	$22.2	$32.8